CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net profit (loss)	$ 658,000	$ (1,012,000)	$ 824,000
Adjustments to reconcile net profit (loss) to Net cash provided by (used in) operating activities:
Depreciation and amortization	13,000	17,000	7,000
Impairment of Investment		65,000
Changes in warrants to issued shares		45,000
Revaluation of convertible loan and warrants	285,000	27,000
Liability for employee rights upon retirement	(5,000)	1,000	59,000
Stock based compensation	41,000	12,000	25,000
Changes in operating assets and liabilities:
Decrease (increase) in trade accounts receivable	112,000	86,000	(306,000)
Decrease (increase) in other accounts receivable	10,000	39,000	(38,000)
Increase (decrease) in trade accounts payable	(101,000)	(179,000)	480,000
Changes in Deferred income	540,000	(26,000)	(434,000)
Increase (decrease) in other accounts payable	(21,000)	8,000	59,000
Increase in inventories	(100,000)	(92,000)	(297,000)
Net cash provided by (used in) operating activities	1,432,000	(1,009,000)	379,000
Cash flows from investing activities:
Purchase of property and equipment	(9,000)	(5,000)	(2,000)
Long-term receivables	8,000	34,000	39,000
Redemption of (investment in) restricted deposit	(10,000)	(4,000)	60,000
Proceeds from disposal of discontinued operations			2,000
Funds severance pay			(62,000)
Net cash provided by (used in) investing activities	(11,000)	25,000	37,000
Cash flows from financing activities:
Issuance of share capital and warrants - net of issuance costs	230,000	178,000	760,000
Short-term credit from bank - net			(7,000)
Repayments of loan from Shareholder	(200,000)	(169,000)	(260,000)
Repayment from Long- terms loan	(354,000)
Repayments of Long-terms loan	(182,000)	(183,000)	(175,000)
Other Long terms liabilities		(82,000)	(72,000)
Net cash provided by (used in) financing activities	(506,000)	(256,000)	246,000
Net increase (decrease) in cash and cash equivalents	915,000	(1,240,000)	662,000
Balance of cash and cash equivalents at Beginning of year	152,000	1,392,000	730,000
Balance of cash and cash equivalents at end of year	1,067,000	152,000	1,392,000
Non cash activities:
Conversion of convertible debt to equity		147,000
Reclassification of warrants to equity	330,000
Discount on convertible notes recognized to beneficial conversion feature		50,000
Supplemental disclosure of cash flow Information - cash paid during the year for:
Interest paid - net	$ 39,000	$ 42,000	$ 46,000